Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies

Lease commitments

The Company’s U.S. subsidiary currently leases office space in Newton, Massachusetts under a lease that expires in November 2020 and has made a security deposit of $325,000, which is classified in other assets on the accompanying consolidated balance sheets.

The Company has accounted for the lease as an operating lease. Rent expense was $564,895 for each of the years ended December 31, 2018, 2017 and 2016. The expense is being recorded on a straight-line basis over the term of the lease. Incentives received from the landlord related to the operating lease are recorded as deferred rent. As of December 31, 2018 and 2017, the Company recorded deferred rent of $122,329 and $165,373, respectively, which is included in accrued expenses and other current liabilities on the accompanying consolidated balance sheet.

Future minimum payments payable under all operating leases as of December 31, 2018 are as follows:

Years Ending December 31,
2019	622,385
2020	582,659

Total minimum lease payments	$1,205,044